Shareholder Fees {- Fidelity Emerging Markets Fund}	Dec. 30, 2020 USD ($)
10.31 Targeted International Funds Retail Combo PRO-16 | Fidelity Emerging Markets Fund
Shareholder Fees:
(fees paid directly from your investment)	none